Voya International Index Portfolio Investment Objectives and Goals - Class ADV I S S2 Shares [Member] - Voya International Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya International Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index (“Index”).